VIA EDGAR


September 29, 1997

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


ATTN.:	Office of Filings, Information and Consumer Services

RE:		Smith Barney Adjustable Rate Government Income Fund (the "Fund")
		File No. 33-47782, Accession Number 0000091155-97-000423

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information of the Fund do not differ from those contained in Post-Effective Amendment No. 13 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on September 25, 1997 and became effective September 26, 1997.

	Any comments on this filing should be directed to the undersigned at
(212) 816-5770. Please return an electronic transmittal as evidence of your receipt of this filing.


	Please return an electronic transmittal as evidence of your receipt of this filing.

						Very truly yours,
						SMITH BARNEY ADJUSTABLE
					RATE GOVERNMENT INCOME FUND.


						/s/ Michael Kocur
						Michael Kocur
						Assistant Secretary





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